UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.): [ ] is a restatement,
                         [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report: Goodwood Inc.

                               NAME: GOODWOOD INC.
                         212 King Street West, Suite 201
                                   Toronto, ON
                                 CANADA M5H 1K5

                         Form 13F File Number: 028-12036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curt S. Cumming
Title:  Chief Financial Officer
Phone (416) 203-2022

Signature, Place, and Date of Signing:


   /s/ Curt S. Cumming          Toronto, Ontario           August 12, 2009
-------------------------  -------------------------  -------------------------
       [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:




Form 13F Summary Page

          Report Summary:

          Number of Other Included Managers:              0

          Form 13F Information Table Entry Total:         7

          Form 13F Information Table Value Total:         US $37,040 (thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          N/A

                                               FORM 13F INFORMATION TABLE

----------------------- ----------- ------------- ------------ ------------- --------- ------ ------------ ---------- ------------
                                                                                                                         VOTING
                                                                                                                       AUTHORITY
                          TITLE OF                    VALUE      SHARES OR      SH/     PUT/   INVESTMENT    OTHER    SOLE/SHARED/
    NAME OF ISSUER         CLASS        CUSIP       (X $1000)     PRN AMT       PRN     CALL   DISCRETION   MANAGERS      NONE
----------------------- ----------- ------------- ------------ ------------- --------- ------ ------------ ---------- ------------
AGILYSYS INC            COMMON      00847J105     3,855        823,643       SH               SOLE                    823,643
----------------------- ----------- ------------- ------------ ------------- --------- ------ ------------ ---------- ------------
IESI BFC LTD            COMMON      44951D108     4,159        357,000       SH               SOLE                    357,000
----------------------- ----------- ------------- ------------ ------------- --------- ------ ------------ ---------- ------------
CENVEO INC              COMMON      15670S105     6,156        1,455,300     SH               SOLE                    1,455,300
----------------------- ----------- ------------- ------------ ------------- --------- ------ ------------ ---------- ------------
GAIAM INC               CL A        36268Q103     4,224        772,300       SH               SOLE                    772,300
----------------------- ----------- ------------- ------------ ------------- --------- ------ ------------ ---------- ------------
GREAT ATLANTIC & PAC    COMMON      390064103     2,887        679,400       SH               SOLE                    679,400
TEA INC
----------------------- ----------- ------------- ------------ ------------- --------- ------ ------------ ---------- ------------
MDS INC                 COMMON      55269P302     6,690        638,400       SH               SOLE                    638,400
----------------------- ----------- ------------- ------------ ------------- --------- ------ ------------ ---------- ------------
TRANSCANADA CORP        COMMON      89353D107     9,069        337,000       SH               SOLE                    337,000
----------------------- ----------- ------------- ------------ ------------- --------- ------ ------------ ---------- ------------